Business combination - Identifiable assets acquired and goodwill (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Nov. 13, 2020	Sep. 04, 2020	Dec. 31, 2020	Feb. 02, 2020	Jan. 30, 2020
Values recognized on acquisition
Current Assets			R$ 24,208
Cash and cash equivalents			13,004
Trade accounts receivable			799
Other receivables			10,405
Non-current assets			93,191
Software			18,242
Customer portfolio			52,635
Brand			11,823
Immobilized			10,368
Intangible			123
Current liabilities			23,501
Suppliers			893
Labor obligations			785
Taxes payable			2,034
Other liabilities			19,789
Non-current liabilities			4,494
Other payables			4,494
Fair value of acquired assets			117,399
Fair value of liabilities assumed			27,995
Total net identifiable assets			89,404
Consideration			208,969
Goodwill on the transaction			R$ 119,565
PinPag
Values recognized on acquisition
Current Assets					R$ 19,747
Cash and cash equivalents					11,396
Other receivables					8,351
Non-current assets					75,817
Software					10,210
Customer portfolio					43,583
Brand					11,823
Immobilized					10,168
Intangible					33
Current liabilities					22,618
Suppliers					807
Labor obligations					187
Taxes payable					1,847
Other liabilities					19,777
Fair value of acquired assets					95,564
Fair value of liabilities assumed					22,618
Total net identifiable assets					72,946
Consideration					160,916
Goodwill on the transaction					R$ 87,970
Neemo
Values recognized on acquisition
Current Assets				R$ 320
Cash and cash equivalents				75
Trade accounts receivable				226
Other receivables				19
Non-current assets				9,739
Software				2,139
Customer portfolio				7,534
Immobilized				66
Current liabilities				241
Suppliers				38
Labor obligations				91
Taxes payable				112
Fair value of acquired assets				10,059
Fair value of liabilities assumed				241
Total net identifiable assets				9,818
Consideration				20,363
Goodwill on the transaction				R$ 10,545
Humanus
Values recognized on acquisition
Current Assets		R$ 3,501
Cash and cash equivalents		954
Trade accounts receivable		512
Other receivables		2,035
Non-current assets		3,833
Software		3,072
Customer portfolio		578
Immobilized		93
Intangible		90
Current liabilities		487
Suppliers		19
Labor obligations		421
Taxes payable		44
Other liabilities		3
Non-current liabilities		4,225
Other payables		4,225
Fair value of acquired assets		7,334
Fair value of liabilities assumed		4,712
Total net identifiable assets		2,622
Consideration		17,899
Goodwill on the transaction		R$ 15,277
Mercadapp
Values recognized on acquisition
Current Assets	R$ 640
Cash and cash equivalents	579
Trade accounts receivable	61
Non-current assets	3,802
Software	2,821
Customer portfolio	940
Immobilized	41
Current liabilities	155
Suppliers	29
Labor obligations	86
Taxes payable	31
Other liabilities	9
Non-current liabilities	269
Other payables	269
Fair value of acquired assets	4,442
Fair value of liabilities assumed	424
Total net identifiable assets	4,018
Consideration	9,791
Goodwill on the transaction	R$ 5,773